Background information of business and organization (Details)	6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2015 HKD	Jun. 30, 2015 MYR	May. 15, 2015	Mar. 23, 2015	Mar. 05, 2015	Mar. 02, 2015	Dec. 31, 2014	Sep. 15, 2014	Jun. 24, 2014	May. 27, 2014	Apr. 11, 2014	Jan. 27, 2014	Oct. 18, 2013
Schedule of Equity Method Investments [Line Items]
Percentage of Equity Directly Attributable to the Group	90.00%	90.00%	90.00%	90.00%
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Jinan Wanzhuo") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Dec. 04, 2013
Paid-up Capital		¥ 300,000,000
Percentage of Equity Directly Attributable to the Group	95.00%	95.00%	95.00%	95.00%
Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. ("Changsha Wanzhuo") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Apr. 03, 2014
Paid-up Capital		¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	75.00%	75.00%	75.00%	75.00%
Zhengzhou Shengdao Real Estate Co., Ltd. ("Zhengzhou Shengdao") [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest held by partners							20.00%
Registered Date of Incorporation	Oct. 14, 2013
Paid-up Capital		¥ 20,000,000
Percentage of Equity Directly Attributable to the Group	80.00%	80.00%	80.00%	80.00%
Henan Xinyuan Quansheng Real Estate Co., Ltd.("Henan Quansheng") [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest held by partners						10.00%
Registered Date of Incorporation	Jan. 14, 2015
Paid-up Capital		¥ 40,000,000
Percentage of Equity Directly Attributable to the Group	90.00%	90.00%	90.00%	90.00%
Xinyuan International Property Investment Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Oct. 06, 2011
Paid-up Capital | $	$ 500,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xinyuan International (HK) Property Investment Co., Limited. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Oct. 26, 2011
Paid-up Capital | HKD			HKD 3,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
XIN Development Group International Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Nov. 10, 2011
Paid-up Capital | $	$ 0
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xinyuan Real Estate, Ltd. ("Xinyuan") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Jan. 27, 2006
Paid-up Capital | $	$ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
South Glory International Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Jan. 17, 2001
Paid-up Capital | HKD			HKD 10,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Victory Good Development Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Jan. 17, 2001
Paid-up Capital | HKD			HKD 10,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Elite Quest Holdings Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Nov. 19, 2001
Paid-up Capital | HKD			HKD 10,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
XIN Irvine, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Jul. 12, 2012
Paid-up Capital | $	$ 50,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Vista Sierra, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	May 01, 2012
Paid-up Capital | $	$ 0
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
XIN Development Management East, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Aug. 28, 2012
Paid-up Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
XIN NY Holding, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Aug. 29, 2012
Paid-up Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
421 Kent Development, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Aug. 29, 2012
Paid-up Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xinyuan Sailing Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Jun. 21, 2013
Paid-up Capital | HKD			HKD 3,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
AWAN Plasma Sdn Bhd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Apr. 16, 2007
Paid-up Capital | MYR				MYR 33,577,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
XIN Eco Marine Group Properties Sdn Bhd. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired									100.00%
Registered Date of Incorporation	Jul. 09, 2014
Paid-up Capital | MYR				MYR 33,217,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Zhengzhou Yasheng Construction Material Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Oct. 22, 2013
Paid-up Capital | $	$ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Zhengzhou Jiasheng Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Dec. 02, 2013
Paid-up Capital | $	$ 60,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Zhengzhou Yusheng Landscape Design Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Dec. 25, 2013
Paid-up Capital | $	$ 70,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xinyuan (China) Real Estate, Ltd. ("WFOE") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Apr. 10, 2006
Paid-up Capital | $	$ 307,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Real Estate Co., Ltd. ("Henan Xinyuan") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	May 19, 1997
Paid-up Capital		¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Qingdao Xinyuan Xiangrui Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Feb. 09, 2006
Paid-up Capital		¥ 10,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Shandong Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Jun. 02, 2006
Paid-up Capital		¥ 300,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xinyuan Property Service Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Dec. 28, 1998
Paid-up Capital		¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Zhengzhou Mingyuan Landscape Engineering Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Feb. 17, 2004
Paid-up Capital		¥ 2,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Zhengzhou Xinyuan Computer Network Engineering Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	May 26, 2004
Paid-up Capital		¥ 2,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Henan Wanzhuo") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Dec. 29, 2011
Paid-up Capital		¥ 20,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. ("Suzhou Xinyuan") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Nov. 24, 2006
Paid-up Capital		¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Anhui Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Dec. 07, 2006
Paid-up Capital		¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Kunshan Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired															100.00%
Registered Date of Incorporation	Jan. 31, 2008
Paid-up Capital		¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xinyuan Real Estate (Chengdu) Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Jun. 12, 2007
Paid-up Capital		¥ 220,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xuzhou Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Nov. 09, 2009
Paid-up Capital		¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Henan Jiye Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Nov. 15, 2009
Paid-up Capital		¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Beijing Xinyuan Wanzhong Real Estate Co., Ltd. ("Beijing Wanzhong") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Mar. 04, 2008
Paid-up Capital		¥ 900,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Beijing Heju Construction Material Co. Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Jan. 16, 2009
Paid-up Capital		¥ 30,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xinyuan Renju (Beijing) Asset Management Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Jan. 16, 2009
Paid-up Capital		¥ 30,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. ("Jiantou Xinyuan") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Jun. 13, 2005
Paid-up Capital		¥ 10,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Beijing Xinyuan Priority Real Estate Consulting Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Mar. 08, 2012
Paid-up Capital		¥ 30,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Priority Commercial Management Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Aug. 10, 2012
Paid-up Capital		¥ 2,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. ("Suzhou Xinyuan") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Sep. 20, 2012
Paid-up Capital		¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Beijing Xinyuan Jiye Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Feb. 17, 2013
Paid-up Capital		¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Jiangsu Jiajing Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Mar. 28, 2005
Paid-up Capital		¥ 150,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Beijing XIN Media Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Jul. 10, 2013
Paid-up Capital		¥ 10,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xingyang Xinyuan Real Estate Co., Ltd.("Xingyang Xinyuan") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Jul. 25, 2013
Paid-up Capital		¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
APEC Construction Investment (Beijing) Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Aug. 01, 2013
Paid-up Capital		¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Beijing Xinxiang Huicheng Decoration Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Oct. 18, 2013
Paid-up Capital		¥ 10,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Jinan Wanzhuo") [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest held by partners											5.00%
Paid-up Capital	$ 48,800,000	¥ 300,000,000
Percentage of Equity Directly Attributable to the Group	95.00%	95.00%	95.00%	95.00%
Xinrongji (Beijing) Investment Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Dec. 25, 2013
Paid-up Capital		¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Shanghai Junxin Real Estate Co., Ltd. ("Shanghai Junxin") [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired													100.00%
Equity interest held by partners												49.00%
Registered Date of Incorporation	Jan. 16, 2014
Paid-up Capital		¥ 5,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%					51.00%
Sanya Beida Science and Technology Park Industrial Development Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired														100.00%
Registered Date of Incorporation	Jan. 10, 2014
Paid-up Capital		¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Chengdu Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Feb. 21, 2014
Paid-up Capital		¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. ("Changsha Wanzhuo") [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest held by partners										25.00%
Paid-up Capital	$ 16,300,000	¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	75.00%	75.00%	75.00%	75.00%
Kunming Huaxia Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	May 27, 2014
Paid-up Capital		¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	80.00%	80.00%	80.00%	80.00%
Zhengzhou Hengsheng Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Jun. 19, 2014
Paid-up Capital		¥ 20,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Beijing Xinyuan Xindo Park E-commerce Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Aug. 12, 2014
Paid-up Capital		¥ 202,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Beijing Economy Cooperation Ruifeng Investment Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Sep. 15, 2014
Paid-up Capital		¥ 20,000,000
Percentage of Equity Directly Attributable to the Group	90.00%	90.00%	90.00%	90.00%
Tianjin Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Sep. 17, 2014
Paid-up Capital		¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xi'an Xinyuan Metropolitan Business Management Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Nov. 25, 2014
Paid-up Capital		¥ 3,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Beijing Xinleju Technology Development Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Dec. 24, 2014
Paid-up Capital		¥ 10,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Beijing Yue-Mart Commerce and Trade Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Jan. 05, 2015
Paid-up Capital		¥ 30,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Henan Yue-Mart Commerce and Trade Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Mar. 23, 2015
Paid-up Capital | $	$ 10,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Beijing Xinhe Investment Development Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	May 05, 2015
Paid-up Capital		¥ 5,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Shenzhen Xileju Technology Development Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Jun. 04, 2015
Paid-up Capital		¥ 5,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Shenzhen Xilefu Internet Financial Service Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Jun. 12, 2015
Paid-up Capital		¥ 5,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Shandong Xinyuan Renju Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired					18.00%			82.00%
Registered Date of Incorporation	Nov. 19, 2011
Paid-up Capital | $	$ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%